Intangible Assets - Schedule of Useful Life of the Intangible Asset (Details)	Sep. 30, 2025		Dec. 31, 2024
Software [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Useful life	5 years	[1]	5 years	[2]
Commercial [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Useful life	5 years	[3]	5 years	[4]
Preoperational [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Useful life	5 years	[5]	5 years	[6]

[1]	We are implementing the SAP Business One (ERP) platform, a financial planning and control system with enterprise resources that will help us record all transactional data used in our Brazilian operations. Expenditure on software maintenance is recognized as an expense as incurred.
[2]	We are implementing the SAP Business One (ERP) platform, a financial planning and control system with enterprise resources that will help us record all transactional data used in our Brazilian operations, Expenditure on software maintenance is recognized as an expense as incurred.
[3]	Right to supply products to a specific customer and the customer’s commitment to purchase our products with certain commercial conditions.
[4]	Right to supply products to a specific customer and the customer’s commitment to purchase our products with certain commercial conditions.
[5]	Other operational expenses for opening companies, with consultants and lawyers.
[6]	Other operational expenses for opening companies, with consultants and lawyers.